UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lesa Sroufe & Co.
Address: 1200 Fifth Avenue, Suite 1200
         Seattle, WA  98101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Shaun E. Corry
Title:     Chief Compliance Officer
Phone:     206-838-8385

Signature, Place, and Date of Signing:

 /s/ Shaun E. Corry     Seattle, WA     February 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $187,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 BERKSHIRE HTWY CLA100 SH Common Stock     084990175      230      200 SH       Sole                      200
ABBOTT LABORATORIES            Common Stock     002824100     7841   139441 SH       Sole                   114541             24900
AMERISERV FINANCIAL INC        Common Stock     03074A102      195   100000 SH       Sole                   100000
ANGLOGOLD ASHANTI LTD          Sponsored ADR    035128206     6778   159669 SH       Sole                   139569             20100
ARCHER-DANIELS MIDLAND CO      Common Stock     039483102     6590   230404 SH       Sole                   187504             42900
BANK OF UTICA NY NON VTG       Common Stock     065437204      265     1000 SH       Sole                     1000
BARRICK GOLD CORP CAD          Common Stock     067901108      394     8716 SH       Sole                     8716
BRT REALTY TRUST               Common Stock     055645303      127    20000 SH       Sole                    20000
CHEVRON CORP                   Common Stock     166764100      467     4392 SH       Sole                     4392
CISCO SYSTEMS INC              Common Stock     17275r102     7156   395775 SH       Sole                   320575             75200
COMMERZBANK AG ADR             Sponsored ADR    202597308       17    10000 SH       Sole                    10000
DELL INC                       Common Stock     24702R101     6063   414419 SH       Sole                   335619             78800
ELI LILLY & CO                 Common Stock     532457108     7390   177815 SH       Sole                   143415             34400
ENCANA CORP                    Common Stock     292505104     3915   211277 SH       Sole                   170777             40500
EXXON MOBIL CORP               Common Stock     30231G102      351     4144 SH       Sole                     4144
FLEXTRONICS INTERNATIONAL LTD  Common Stock     Y2573F102     4276   755505 SH       Sole                   623505            132000
FORD MOTOR CO                  Common Stock     345370860     7502   697184 SH       Sole                   570184            127000
GENERAL ELECTRIC CO            Common Stock     369604103     7144   398886 SH       Sole                   329286             69600
HUDSON CITY BANCORP INC        Common Stock     443683107     4314   690252 SH       Sole                   547952            142300
INTEL CORP                     Common Stock     458140100     8491   350155 SH       Sole                   290255             59900
INTL BUSINESS MACHINES CORP    Common Stock     459200101      269     1462 SH       Sole                     1462
ISHARES BARCLAYS 1-3 YR TREASU Ishares          464287457      211     2502 SH       Sole                     2502
ISHARES GOLD TRUST             Ishares          464285105      153    10050 SH       Sole                    10050
ISHARES SILVER TRUST           Ishares          46428Q109     4187   155437 SH       Sole                   130637             24800
L 3 COMMUNICATIONS INC         Common Stock     502424104     6623    99321 SH       Sole                    83321             16000
M & T BANK CORP                Common Stock     55261F104     2174    28483 SH       Sole                    28483
MERCK & CO INC                 Common Stock     58933y105     7374   195596 SH       Sole                   159396             36200
MICROSOFT CORP                 Common Stock     594918104     6233   240082 SH       Sole                   195982             44100
NEWMONT MINING CORP            Common Stock     651639106     7734   128887 SH       Sole                   112487             16400
NOKIA CORP SPONSORED ADR       Sponsored ADR    654902204     6463  1340921 SH       Sole                  1090921            250000
OMEROS CORPORATION             Common Stock     682143102       78    19639 SH       Sole                    19639
PFIZER INC                     Common Stock     717081103     8001   369720 SH       Sole                   305070             64650
PORTLAND GENERAL ELECTRIC CO   Common Stock     736508847     7165   283322 SH       Sole                   232222             51100
PROSHARES SHORT S&P500         Common Stock     74347R503     5435   134486 SH       Sole                   134486
RADIOSHACK CORP                Common Stock     750438103     3969   408754 SH       Sole                   316254             92500
REDWOOD TRUST INC              Common Stock     758075402     3346   328637 SH       Sole                   267037             61600
SAFEWAY INC                    Common Stock     786514208     6391   303758 SH       Sole                   232858             70900
SEACO LTD ORD                  Common Stock     G79441104       13    20000 SH       Sole                    20000
SOUTHWEST AIRLINES CO          Common Stock     844741108     6215   726057 SH       Sole                   582157            143900
SPDR GOLD TR GOLD SHS          Ishares          78463V107     5790    38092 SH       Sole                    32492              5600
TIDEWATER INC                  Common Stock     886423102      796    16139 SH       Sole                     2739             13400
TOTAL S A ADR                  Sponsored ADR    89151E109     6082   118990 SH       Sole                    93490             25500
WAL-MART STORES INC            Common Stock     931142103     6172   103273 SH       Sole                    78973             24300
WASHINGTON FEDERAL INC         Common Stock     938824109     6761   483249 SH       Sole                   388649             94600
                                                            187141